UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:	011-44-131-275-2000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

	Shares/Principal		Value
MUTUAL FUNDS – 29.4%
GUERNSEY — 1.6%
International Public Partnerships Ltd.		49,500	$100,198
NextEnergy Solar Fund Ltd.		38,730	58,164
			158,362

LUXEMBOURG — 0.6%
BBGI SICAV SA		27,860	56,273
UNITED KINGDOM — 3.3%
3i Infrastructure PLC		10,000	34,769
Foresight Solar Fund Ltd.		38,560	57,680
Greencoat UK Wind PLC		26,860	47,162
HICL Infrastructure Co. Ltd.		91,100	198,309
			337,920

UNITED STATES — 23.9%
Aspect Core Trend Fund		2,741	244,693
The Emerging Markets Fund, Class K(1)		19,061	371,694
The International Equity Fund, Class K(1)		109,408	1,277,885
The U.S. Equity Growth Fund, Class K*(1)		19,082	301,692
Credit Suisse Managed Futures Strategy Fund, Class I*		25,800	254,130
			2,450,094
Total Mutual Funds (Cost $3,039,576)			3,002,649
FOREIGN GOVERNMENT BONDS – 21.1%
ARGENTINA — 1.9%
Argentine Republic Government International Bond, 7.50%, 04/22/26		220,000	195,032
CHILE — 2.8%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	180,000,000	285,575
COLOMBIA — 1.9%
Colombian TES, Series B, 7.00%, 06/30/32	COP	606,000,000	194,850
INDONESIA — 1.8%
Indonesian Treasury Bond, 9.00%, 03/15/29	IDR	2,495,000,000	186,919
JAPAN — 4.1%
Japanese Government CPI Linked Bond, 0.10%, 03/10/27	JPY	43,673,916	414,587
MEXICO — 2.0%
Mexican Udibonos, Series S, 4.50%, 12/04/25	MXN	3,805,046	202,643
PERU — 2.8%
Peruvian Government Bond, 6.15%, 08/12/32	PEN	935,000	284,785
SOUTH AFRICA — 1.9%
Republic of South Africa Government Bond, 8.00%, 01/31/30	ZAR	2,785,000	194,182
THAILAND — 1.9%
Thailand Government Bond, 3.40%, 06/17/36	THB	5,910,000	199,119

Total Foreign Government Bonds (Cost $2,082,086)			2,157,692
COMMON STOCKS — 13.5%
BELGIUM — 0.4%
Cofinimmo SA		310	40,988

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

	Shares/Principal	Value

FRANCE — 1.0%
Covivio	248	$25,349
Gecina SA	250	36,741
ICADE	470	39,578
		101,668

GERMANY — 3.0%
ADO Properties SA	570	34,217
alstria office REIT-AG	2,670	40,183
Deutsche Wohnen SE	1,555	77,683
LEG Immobilien AG	660	77,531
Vonovia SE	1,550	77,901
		307,515

GUERNSEY — 1.0%
Renewables Infrastructure Group Ltd. (The)	38,220	59,164
UK Commercial Property REIT Ltd.	33,800	39,455
		98,619

IRELAND — 0.3%
Hibernia REIT PLC	22,200	33,389
ITALY — 0.4%
Immobiliare Grande Distribuzione SIIQ SpA	3,000	21,228
Italgas SpA	4,080	24,702
		45,930

MALAYSIA — 0.2%
Tenaga Nasional Bhd	6,400	20,210
NETHERLANDS — 0.2%
Vastned Retail NV	660	25,728
SINGAPORE — 0.2%
Keppel Infrastructure Trust	63,300	23,987
SOUTH KOREA — 0.3%
Korea Electric Power Corp. ADR	1,700	26,061
SPAIN — 0.6%
EDP Renovaveis SA	3,730	33,602
Merlin Properties Socimi SA	1,900	25,490
		59,092

UNITED KINGDOM — 3.5%
British Land Co. PLC (The)	8,320	62,675
Hammerson PLC	10,400	50,843
John Laing Group PLC	26,560	123,863
Land Securities Group PLC	5,750	65,391
LondonMetric Property PLC	16,040	39,506
Tritax Big Box REIT PLC	9,500	17,411
		359,689

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

	Shares/Principal	Value

UNITED STATES — 2.4%
Ameren Corp.	470	$32,590
Avangrid, Inc.	650	32,415
Consolidated Edison, Inc.	270	20,965
Eversource Energy	480	33,317
Exelon Corp.	710	33,910
TerraForm Power, Inc., Class A	4,720	56,074
WEC Energy Group, Inc.	450	32,863
		242,134
Total Common Stocks (Cost $1,308,156)		1,385,010
INFLATION INDEXED BONDS – 11.8%
UNITED STATES — 11.8%
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/19	563,800	602,621
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/20	189,100	200,810
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/26	386,100	406,371
Total Inflation Indexed Bonds (Cost $1,201,333)		1,209,802
CORPORATE BONDS – 10.7%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22	6,000	5,983
CANADA — 0.3%
Bell Canada, Inc., Series MTN, 4.75%, 09/29/44	21,000	16,686
Fairfax US, Inc., 4.88%, 08/13/24	7,000	7,137
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	4,000	4,061
Teck Resources Ltd., 8.50%, 06/01/24	7,000	7,543
		35,427

FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39	14,000	16,780
Orange SA, 8.50%, 03/01/31	12,000	16,943
		33,723

IRELAND — 1.6%
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3-Month EURIBOR + 2.15%), 07/15/30	150,000	168,699
ITALY — 0.1%
Telecom Italia Capital SA, 7.20%, 07/18/36	6,000	5,792
NETHERLANDS — 1.2%
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3-Month EURIBOR + 1.70%), 10/15/31	110,000	125,500
NORWAY — 0.2%
Equinor ASA, 6.13%, 11/27/28	10,000	17,713
SWITZERLAND — 1.5%
UBS AG., zero cpn., 02/05/20	760	76,000
UBS AG., zero cpn., 02/05/20	760	76,000
		152,000

UNITED KINGDOM — 0.4%
British Land Co. PLC (The), 5.26%, 09/24/35	10,000	16,658
EnQuest PLC, 7.00%, PIK, 04/15/22	6,021	4,335

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

	Principal	Value
UNITED KINGDOM (continued)
HSBC Holdings PLC, 5.75%, 12/20/27	11,000	$17,047
		38,040
UNITED STATES — 5.0%
ACI Worldwide, Inc., 5.75%, 08/15/26	4,000	4,105
Antero Resources Corp., 5.13%, 12/01/22	7,000	6,991
APX Group, Inc., 7.88%, 12/01/22	2,000	1,935
Aramark Services, Inc., 5.00%, 02/01/28	4,000	3,905
AT&T, Inc., 5.25%, 03/01/37	16,000	16,241
Blue Cube Spinco LLC, 9.75%, 10/15/23	6,000	6,690
Booking Holdings, Inc., 3.60%, 06/01/26	17,000	16,741
Cable One, Inc., 5.75%, 06/15/22	4,000	4,065
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	6,000	5,820
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 09/30/22	9,000	9,098
Centurylink, Inc., Series P, 7.60%, 09/15/39	8,000	6,560
CFX Escrow Corp., 6.00%, 02/15/24	2,000	2,000
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,000	3,026
Citigroup, Inc., 8.13%, 07/15/39	12,000	17,506
CNH Industrial Capital LLC, 3.88%, 10/15/21	4,000	3,990
Darling Ingredients, Inc., 5.38%, 01/15/22	4,000	4,020
Deck Chassis Acquisition, Inc., 10.00%, 06/15/23	6,000	5,790
Dell International LLC / EMC Corp., 7.13%, 06/15/24	7,000	7,382
Enviva Partners LP / Enviva Partners Finance Corp., 8.50%, 11/01/21	4,000	4,167
FirstCash, Inc., 5.38%, 06/01/24	8,000	8,000
Fortive Corp., 3.15%, 06/15/26	17,000	16,197
Freeport-McMoRan, Inc., 3.55%, 03/01/22	8,000	7,740
frontdoor, Inc., 6.75%, 08/15/26	3,000	2,977
Frontier Communications Corp., 7.63%, 04/15/24	3,000	1,627
Frontier Communications Corp., 8.50%, 04/01/26	2,000	1,814
General Electric Co., 2.50%, 03/28/20	16,000	15,818
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	8,000	7,170
Graham Holdings Co., 5.75%, 06/01/26	9,000	9,315
Hanesbrands, Inc., 4.63%, 05/15/24	5,000	4,906
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	6,000	6,082
IQVIA, Inc., 4.88%, 05/15/23	4,000	4,045
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/25	7,000	6,983
L Brands, Inc., 6.88%, 11/01/35	7,000	6,003
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6,000	6,315
Liberty Interactive LLC, 4.00%, 11/15/29	8,308	5,579
LKQ Corp., 4.75%, 05/15/23	4,000	4,020
Matador Resources Co., 5.88%, 09/15/26	6,000	5,978
Match Group, Inc., 5.00%, 12/15/27	4,000	3,921
MEDNAX, Inc., 5.25%, 12/01/23	9,000	9,034
Meritor, Inc., 6.25%, 02/15/24	5,000	5,025
Multi-Color Corp., 4.88%, 11/01/25	5,000	4,750
Netflix, Inc., 4.38%, 11/15/26	9,000	8,522
Netflix, Inc., 4.88%, 04/15/28	2,000	1,900
Newell Brands, Inc., 4.20%, 04/01/26	17,000	16,309
Penske Automotive Group, Inc., 5.50%, 05/15/26	9,000	8,798
Praxair, Inc., 3.20%, 01/30/26	17,000	16,689
PTC, Inc., 6.00%, 05/15/24	11,000	11,399
QVC, Inc., 4.38%, 03/15/23	2,000	2,009
Range Resources Corp., 5.75%, 06/01/21	7,000	7,035
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24	11,000	11,248

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

	Shares/Principal		Value
UNITED STATES (continued)
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	9,000		$8,753
Santander Holdings USA, Inc., 4.40%, 07/13/27	17,000		16,662
Scientific Games International, Inc., 5.00%, 10/15/25	9,000		8,530
Sealed Air Corp., 5.50%, 09/15/25	9,000		9,203
Sensata Technologies BV, 5.00%, 10/01/25	7,000		7,035
Sirius XM Radio, Inc., 5.38%, 04/15/25	12,000		12,150
Six Flags Entertainment Corp., 4.88%, 07/31/24	5,000		4,950
Sprint Corp., 7.25%, 09/15/21	10,000		10,501
Tenet Healthcare Corp., 4.63%, 07/15/24	6,000		5,877
Tesla Energy Operations, Inc., 1.63%, 11/01/19	7,000		6,645
Townsquare Media, Inc., 6.50%, 04/01/23	6,000		5,550
TransDigm, Inc., 6.25%, 03/15/26	8,000		8,120
TTM Technologies, Inc., 5.63%, 10/01/25	4,000		3,730
VeriSign, Inc., 5.25%, 04/01/25	11,000		11,339
Weight Watchers International, Inc., 8.63%, 12/01/25	4,000		3,940
Wolverine World Wide, Inc., 5.00%, 09/01/26	4,000		3,792
WP Carey, Inc., 4.25%, 10/01/26	17,000		16,768
XPO Logistics, Inc., 6.50%, 06/15/22	6,000		6,128
			506,913
Total Corporate Bonds (Cost $1,079,011)			1,089,790
SOVEREIGN DEBTS – 6.0%
EGYPT — 1.9%
Egyptian Treasury Bills, 11/26/19(2)	EGP	4,050,000	199,813
JAPAN — 4.1%
Japanese Treasury Discount Bill, 03/11/19(2)	JPY	45,400,000	416,864
Total Sovereign Debts (Cost $597,945)			616,677
TREASURY BILL – 4.0%
UNITED STATES — 4.0%
U.S. Treasury Bill, 03/28/19(2)	409,700		408,218
Total Treasury Bills (Cost $408,218)			408,218
RIGHTS — 0.0%(3)
UNITED KINGDOM — 0.0%(3)
Tritax Big Box REIT PLC, expiring on 02/11/19*	1,239		158
Total Rights (Cost $–)			158
TOTAL INVESTMENTS — 96.5% (Cost $9,716,325)			$9,869,996
Other assets less liabilities — 3.5%			362,385
NET ASSETS — 100.0%			$10,232,381

*      Non-income producing security.

(1)   Affiliated Fund.

(2)   Security issued on a discount basis with no stated coupon rate.

(3)   Amounts rounds to less than 0.1%.

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

A summary of the Fund’s transactions with affiliated funds during the period ended January 31, 2019 is as follows:

Affiliated Holdings

	Shares at 12/03/18	Value at 12/03/18	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net change in unrealized Appreciation/ (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at 01/31/19	Value at 01/31/19

The Emerging Markets Fund, Class K	–	$–	$375,722	$–	$–	$(4,028)	$4,412	$26,773	19,061	$371,694

The International Equity Fund, Class K	–	–	1,325,110	–	–	(47,225)	18,555	87,298	109,408	1,277,885

The U.S. Equity Growth Fund, Class K	–	–	305,870	–	–	(4,178)	–	5,361	19,082	301,692
	–	$–	$2,006,702	$–	$–	$(55,431)	$22,967	$119,432	147,551	$1,951,271

Open futures contracts outstanding at January 31, 2019:

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at January 31, 2019	Unrealized Depreciation
10 Year Mini JGB Futures	March 2019	(3)	$(420,730)	$(3,273)
US 10 Year Ultra Futures	March 2019	(3)	(392,062)	(10,329)
				$(13,602)

Open forward exchange contracts outstanding at January 31, 2019:

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	BNYM	Buy	274,000	$198,218	03/07/19	$1,056	$–
Australian Dollar	BNYM	Sell	(1,076,000)	(758,397)	02/13/19	–	(23,900)
Brazilian Real	BNYM	Buy	780,000	200,282	03/07/19	13,115	–
Brazilian Real	BNYM	Sell	(780,000)	(197,174)	03/07/19	–	(16,223)
Canadian Dollar	BNYM	Sell	(269,000)	(203,602)	04/25/19	–	(1,533)
Swiss Franc	BNYM	Buy	198,000	201,257	03/07/19	–	(1,484)
Swiss Franc	BNYM	Sell	(96,300)	(97,135)	03/07/19	–	(27)
Chilean Peso	BNYM	Buy	67,000,000	98,920	03/07/19	3,254	–
Chilean Peso	BNYM	Sell	(67,000,000)	(99,646)	03/07/19	–	(2,528)
Chinese Yuan	BNYM	Sell	(680,000)	(98,764)	04/04/19	–	(2,603)
Colombian Peso	BNYM	Buy	640,000,000	195,247	03/14/19	10,523	–
Euro	BNYM	Buy	347,000	397,491	03/07/19	872	–
Euro	BNYM	Sell	(1,580,700)	(1,808,582)	02/13/19	–	(2,666)
Euro	BNYM	Sell	(524,000)	(601,541)	03/07/19	–	(22)
Euro	BNYM	Sell	(80,000)	(92,384)	03/14/19	485	–
Great Britain Pound	BNYM	Buy	156,000	200,178	03/07/19	4,799	–
Great Britain Pound	BNYM	Sell	(1,681,600)	(2,138,119)	02/13/19	–	(68,926)
Great Britain Pound	BNYM	Sell	(79,000)	(103,731)	03/07/19	–	(71)
Hungarian Forint	BNYM	Sell	(56,600,000)	(200,636)	03/07/19	–	(4,949)
Japanese Yen	BNYM	Buy	33,600,000	301,221	03/07/19	8,110	–
Japanese Yen	BNYM	Sell	(103,800,000)	(963,418)	02/13/19	9,509	–
South Korean Won	BNYM	Sell	(740,400,000)	(657,607)	02/20/19	–	(8,323)
South Korean Won	BNYM	Sell	(111,000,000)	(99,377)	03/07/19	–	(510)
South Korean Won	BNYM	Sell	(108,000,000)	(96,026)	04/04/19	–	(1,249)

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Norwegian Krone	BNYM	Buy	2,535,000	$298,610	03/07/19	$2,449	$–
Norwegian Krone	BNYM	Buy	880,000	102,109	03/14/19	2,433	–
Peruvian Nuevo Sol	BNYM	Buy	340,000	100,265	03/07/19	1,798	–
Polish Zloty	BNYM	Buy	753,000	200,697	03/07/19	1,804	–
Polish Zloty	BNYM	Sell	(753,000)	(200,214)	03/07/19	–	(2,288)
Total Forward Exchange Contracts						$60,207	$(137,302)
Net unrealized appreciation (depreciation)							$(77,095)

ADR	-	American Depositary Receipt
BNYM	-	The Bank of New York Mellon Corp.
CLO	-	Collateralized Loan Obligation
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
EGP	-	Egyptian Pound
EURIBOR	-	Euro Interbank Offered Rate
FRN	-	Floating Rate Note
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MTN	-	Medium Term Note
MXN	-	Mexican Peso
PEN	-	Peruvian Nuevo Sol
PIK	-	Payment In Kind
REIT	-	Real Estate Investment Trust
THB	-	Thai Baht
ZAR	-	South African Rand

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2019 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities Assets:

Mutual Funds
Guernsey	$58,164	$100,198	$–	$158,362
Luxembourg	56,273	–	–	56,273
United Kingdom	–	337,920	–	337,920
United States	2,450,094	–	–	2,450,094
Total Mutual Funds	2,564,531	438,118	–	3,002,649

Foreign Government Bonds
Argentina	–	195,032	–	195,032
Chile	–	285,575	–	285,575
Colombia	–	194,850	–	194,850
Indonesia	–	186,919	–	186,919
Japan	–	414,587	–	414,587
Mexico	–	202,643	–	202,643
Peru	–	284,785	–	284,785
South Africa	–	194,182	–	194,182
Thailand	–	199,119	–	199,119
Total Foreign Government Bonds	–	2,157,692	–	2,157,692

Portfolio of Investments

January 31, 2019 (unaudited)

The Multi Asset Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$–	$40,988	$–	$40,988
France	–	101,668	–	101,668
Germany	–	307,515	–	307,515
Guernsey	39,455	59,164	–	98,619
Ireland	33,389	–	–	33,389
Italy	21,228	24,702	–	45,930
Malaysia	–	20,210	–	20,210
Netherlands	–	25,728	–	25,728
Singapore	–	23,987	–	23,987
South Korea	26,061	–	–	26,061
Spain	–	59,092	–	59,092
United Kingdom	–	359,689	–	359,689
United States	242,134	–	–	242,134
Total Common Stocks	362,267	1,022,743	–	1,385,010

Inflation Indexed Bonds
United States	–	1,209,802	–	1,209,802
Corporate Bonds
Australia	–	5,983	–	5,983
Canada	–	35,427	–	35,427
France	–	33,723	–	33,723
Ireland	–	168,699	–	168,699
Italy	–	5,792	–	5,792
Netherlands	–	125,500	–	125,500
Norway	–	17,713	–	17,713
Switzerland	–	152,000	–	152,000
United Kingdom	–	38,040	–	38,040
United States	–	506,913	–	506,913
Total Corporate Bonds	–	1,089,790	–	1,089,790

Sovereign Debts
Egypt	–	199,813	–	199,813
Japan	–	416,864	–	416,864
Total Sovereign Debts	–	616,677	–	616,677

Treasury Bill
United States	408,218	–	–	408,218
Rights
United Kingdom	–	158	–	158
Total Investment in Securities	$3,335,016	$6,534,980	$–	$9,869,996

Other Financial Instruments(1)
Forward Exchange Contracts	–	60,207	–	60,207
Total Investments in Securities and Other Financial Instruments	$3,335,016	$6,595,187	$–	$9,930,203

Liabilities:
Other Financial Instruments(1)
Forward Exchange Contracts	–	137,302	–	137,302
Futures Contracts	13,602	–	–	13,602
Total Other Financial Instruments	$13,602	$137,302	$–	$150,904

(1)  Reflects the unrealized appreciation (depreciation) of the instruments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	3/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	3/28/2019

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	3/28/2019

* Print the name and title of each signing officer under his or her signature.